Senior Preferred Stock - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Limitations on payment of dividends on common stock	no more than 100% of the aggregate per share dividend
Preferred Stock, Shares Issued	17,123	17,123
2011 through 2014
Class of Stock [Line Items]
Dividend declared and paid, common stock	0.15
Series CD Preferred Stock
Class of Stock [Line Items]
Preferred stock, annual dividend rate	2.00%
Capital Purchase Liquidation Dividend Term	8 years